Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 21,537,756
Property plant and equipment, accumulated depreciation	(8,619,507)
Property plant and equipment, net amount	12,918,249	$ 12,195,825	$ 11,915,363
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	6,480,294
Property plant and equipment, accumulated depreciation	(2,175,149)
Property plant and equipment, net amount	$ 4,305,145		3,779,963
Land [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life
Property plant and equipment, cost	$ 1,209,739
Property plant and equipment, accumulated depreciation
Property plant and equipment, net amount	1,209,739		1,056,590
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	9,539,760
Property plant and equipment, accumulated depreciation	(5,229,170)
Property plant and equipment, net amount	4,310,590		3,832,826
Facilities[Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	1,176,199
Property plant and equipment, accumulated depreciation	(412,163)
Property plant and equipment, net amount	764,036		575,290
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	453,965
Property plant and equipment, accumulated depreciation	(287,674)
Property plant and equipment, net amount	166,291		116,263
Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	438,490
Property plant and equipment, accumulated depreciation	(165,827)
Property plant and equipment, net amount	$ 272,663		214,898
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life
Property plant and equipment, cost	$ 1,636,719
Property plant and equipment, accumulated depreciation
Property plant and equipment, net amount	1,636,719		2,124,483
Others [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	602,590
Property plant and equipment, accumulated depreciation	(349,524)
Property plant and equipment, net amount	$ 253,066		$ 215,050
Bottom of Range [Member] | Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	5 years
Bottom of Range [Member] | Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	3 years
Bottom of Range [Member] | Facilities[Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	10 years
Bottom of Range [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	2 years
Bottom of Range [Member] | Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	3 years
Bottom of Range [Member] | Others [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	2 years
Top of Range [Member] | Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	60 years
Top of Range [Member] | Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	30 years
Top of Range [Member] | Facilities[Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	30 years
Top of Range [Member] | Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	15 years
Top of Range [Member] | Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	35 years
Top of Range [Member] | Others [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	25 years